Revenue from contracts with customers and trade receivables (Details Textual) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)
Statement [Line Items]
Contract assets		₨ 37		₨ 23
Revenue	[1]	189,722	$ 2,594	174,600	₨ 153,851
Licence fee	[2],[3]	1,415		8,617	3,016
Global Generics- North America Operations [Member]
Statement [Line Items]
Refunds provision | $						$ 19	$ 24
Encore Dermatology Inc [Member]
Statement [Line Items]
Licence fee					1,807
Proprietary products
Statement [Line Items]
Revenue		523		7,949	4,750
Proprietary products | UpsherSmith Laboratories LLC [Member]
Statement [Line Items]
Licence fee				7,486
Major Customer 1 [Member]
Statement [Line Items]
Revenue		₨ 19,341		₨ 14,164	₨ 10,639
Percentage of entity's revenue		10.00%	10.00%	8.00%	7.00%
Major Customer 2 [Member]
Statement [Line Items]
Revenue		₨ 9,867		₨ 9,267	₨ 10,024
Percentage of entity's revenue		5.00%	5.00%	5.00%	7.00%

[1]	Revenues for the year ended March 31, 2021 do not include inter-segment revenues from the PSAI segment to the Global Generics segment, which amount to Rs.6,905 (as compared to Rs.5,910 and Rs.5,785 for the years ended March 31, 2020 and 2019, respectively).
[2]	During the year ended March 31, 2020, the Company entered into a definitive agreement with Upsher-Smith Laboratories, LLC for the sale of its U.S. and select territory rights for ZEMBRACE® SYMTOUCH® (sumatriptan injection) 3 mg and TOSYMRA® (sumatriptan nasal spray) 10 mg (formerly referred to as “DFN-02”), which formed part of its Proprietary Products segment. License fees includes an amount of Rs.7,486 towards the aforesaid sale transaction.
[3]	License fees for the year ended March 31, 2019 primarily includes out-licensing revenue of Rs.1,807 from Encore Dermatology Inc.